ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	£ 3,021	£ 1,682
Gross assets charged as security for liabilities	33,905	27,927
Notes issued under securitisation and covered bond programmes retained internally	21,140	17,769
Purchase and resale agreements
Disclosure Of Assets Pledged As Security [Line Items]
Collateral accepted as security for assets	13,221	12,983
Securitisations and covered bonds | Internally retained
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued under securitisation and covered bond programmes retained internally	3,003	2,928
Securitisations and covered bonds | Third party bilateral secured funding transactions
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	1,500	1,500
Securities lending
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	15,930	23,713
Collateral accepted as security for assets	1,641	2,669
Derivatives | Cash
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	1,787	1,793
Collateral accepted as security for assets	723	888
Subsidiaries | Sale and repurchase agreements
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	16,987	13,291
Subsidiaries | Loans and advances to customers securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	2,472	909
Santander UK plc | Securitisations and covered bonds | Internally retained
Disclosure Of Assets Pledged As Security [Line Items]
Internally retained securitisation and covered bond issuances available for creating collateral	£ 1,184	£ 839